Stock Option Plans (Tables) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of the assumptions employed in the calculation of the fair value of share-based compensation expense
The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2024	2023
Common stock fair value	$0.72	$0.66
Risk free interest rate	4.1% - 4.27%	4.05% - 4.89%
Expected dividend yield	0%	0%
Expected term	5.9 years	4.9 years
Expected stock volatility	101.0% - 102.0%	91.9% - 99.7%

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. The assumptions employed in the calculation of the fair value of share-based compensation expense were calculated as follows for all periods presented:

	2023	2022
Common stock fair value	$0.66	$0.51
Risk free interest rate	4.05% - 4.89%	3.88% - 4.38%
Expected dividend yield	0%	0%
Expected term	4.9 years	4.9 years
Expected stock volatility	91.9% - 99.7%	89.2% - 89.7%

Schedule of below is a summary of stock option activity
Below is a summary of stock option activity for the period ending September 30, 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at December 31, 2023	15,545,363	$0.53	4.43 years
Forfeited and canceled	(1,217,186)	$0.61
Exercised	(510,000)	$0.45
Granted	4,638,471	$0.72

Outstanding at September 30, 2024	18,456,648	$0.58	4.98 years
Exercisable at September 30, 2024	12,879,981	$0.53	3.21 years

Below is a summary of stock option activity for the years ended December 31, 2023, and 2022:

	Number of options	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at January 1, 2022	13,194,013	$0.51	4.26 years
Expired	(350,000)	$0.50
Granted	1,440,000	$0.66

Outstanding at December 31, 2022	14,284,013	$0.51	4.71 years
Expired	(450,000)	$0.50
Granted	1,711,350	$0.66

Outstanding at December 31, 2023	15,545,363	$0.53	4.43 years
Exercisable at December 31, 2023	13,270,374	$0.52	3.62 years